Leasing Arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	$ 1,378	$ 1,233
Not later than one year [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	295	300
Later than one year and not later than two years [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	262	229
Later than 2 years and no later than 3 years
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	196	174
Later than 3 years and no later than 4 years
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	161	117
Later than 4 years and no later than 5 years
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	145	105
Later than five years [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	$ 319	$ 308